SUBSEQUENT EVENTS (Details)	1 Months Ended				12 Months Ended
	Apr. 30, 2024 item	Mar. 31, 2024 USD ($) shares	Feb. 29, 2024 USD ($) shares	Aug. 31, 2020	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Ordinary shares, shares issued		1,675,281,127
Ordinary shares, shares outstanding		1,675,281,127
ADR
Subsequent Event [Line Items]
Ordinary shares, shares issued		5,584,270
Ordinary shares, shares outstanding		5,584,270
Class A ordinary shares
Subsequent Event [Line Items]
Ordinary shares, shares issued		1,661,673,793			1,391,618,893	847,437,583
Ordinary shares, shares outstanding		1,661,673,793			1,391,618,893	847,437,583
Class B ordinary shares
Subsequent Event [Line Items]
Ordinary shares, shares issued		13,607,334			13,607,334	13,607,334
Ordinary shares, shares outstanding		13,607,334			13,607,334	13,607,334
BeijingNaonao
Subsequent Event [Line Items]
Percentage of equity interest				9.09%	8.30%	8.30%	8.30%	9.09%
BeijingNaonao | ADR
Subsequent Event [Line Items]
Number of shares to be released from lock-up period		837,635
Subsequent Event
Subsequent Event [Line Items]
Number of previously pledged Bitcoins received from Binance | item	20
Subsequent Event | BeijingNaonao
Subsequent Event [Line Items]
Percentage of ownership interest agreed to purchase		21.70%
Maximum ownership interest granted as purchase option		51.00%
Cash consideration upon purchase of ownership interest | $		$ 1,500,000
Minimum percentage of ownership interest held upon excise of its purchase option		51.00%
Percentage ownership - Share agreement		30.00%
Subsequent Event | BeijingNaonao | Restricted Class A common stock
Subsequent Event [Line Items]
Value of share consideration upon purchase of ownership interest | $		$ 251,290,500
Subsequent Event | BeijingNaonao | Restricted Class A common stock | If market capitalization reaches US$200 million
Subsequent Event [Line Items]
Number of shares to be released from lock-up period		4,737,000
Subsequent Event | BeijingNaonao | ADR | If market capitalization reaches US$200 million
Subsequent Event [Line Items]
Number of shares to be released from lock-up period		15,790
Subsequent Event | BeijingNaonao | ADR | If market capitalization reaches US$500 million
Subsequent Event [Line Items]
Number of shares to be released from lock-up period		6,316
Subsequent Event | BeijingNaonao | ADR | If market capitalization reaches US$1 billion
Subsequent Event [Line Items]
Number of shares to be released from lock-up period		3,158
Subsequent Event | BeijingNaonao | Class A ordinary shares | If market capitalization reaches US$500 million
Subsequent Event [Line Items]
Number of shares to be released from lock-up period		1,894,800
Subsequent Event | BeijingNaonao | Class A ordinary shares | If market capitalization reaches US$1 billion
Subsequent Event [Line Items]
Number of shares to be released from lock-up period		947,400
Subsequent Event | Fazhidao
Subsequent Event [Line Items]
Percentage of ownership interest agreed to purchase			19.00%
Maximum ownership interest granted as purchase option			51.00%
Valuation ratio based on audited annual profit after tax			7
Minimum valuation amount | $			$ 80,000,000
Cash consideration upon purchase of ownership interest | $			1,000,000
Value of share consideration upon purchase of ownership interest | $			$ 14,200,000
Number of trading days considered for determining average closing price prior to signing of agreement			20 days
Minimum percentage of ownership interest held upon excise of its purchase option			51.00%
Subsequent Event | Fazhidao | If market capitalization reaches US$200 million
Subsequent Event [Line Items]
Market capitalization amount | $			$ 200,000,000
Subsequent Event | Fazhidao | If market capitalization reaches US$500 million
Subsequent Event [Line Items]
Market capitalization amount | $			500,000,000
Subsequent Event | Fazhidao | If market capitalization reaches US$1 billion
Subsequent Event [Line Items]
Market capitalization amount | $			$ 1,000,000,000
Subsequent Event | Fazhidao | Restricted Class A common stock | If market capitalization reaches US$200 million
Subsequent Event [Line Items]
Number of shares to be released from lock-up period			33,701,100
Subsequent Event | Fazhidao | Restricted Class A common stock | If market capitalization reaches US$500 million
Subsequent Event [Line Items]
Number of shares to be released from lock-up period			13,480,500
Subsequent Event | Fazhidao | Restricted Class A common stock | If market capitalization reaches US$1 billion
Subsequent Event [Line Items]
Number of shares to be released from lock-up period			6,740,100
Subsequent Event | Fazhidao | ADR | If market capitalization reaches US$200 million
Subsequent Event [Line Items]
Number of shares to be released from lock-up period			112,337
Subsequent Event | Fazhidao | ADR | If market capitalization reaches US$500 million
Subsequent Event [Line Items]
Number of shares to be released from lock-up period			44,935
Subsequent Event | Fazhidao | ADR | If market capitalization reaches US$1 billion
Subsequent Event [Line Items]
Number of shares to be released from lock-up period			22,467
Subsequent Event | Shenma
Subsequent Event [Line Items]
Percentage of ownership interest agreed to purchase		51.00%
Cash consideration upon purchase of ownership interest | $		$ 1,000,000
Number of trading days considered for determining average closing price prior to signing of agreement		20 days
Subsequent Event | Shenma | If market capitalization reaches US$200 million
Subsequent Event [Line Items]
Market capitalization amount | $		$ 200,000,000
Subsequent Event | Shenma | If market capitalization reaches US$500 million
Subsequent Event [Line Items]
Market capitalization amount | $		500,000,000
Subsequent Event | Shenma | If market capitalization reaches US$1 billion
Subsequent Event [Line Items]
Market capitalization amount | $		1,000,000,000
Subsequent Event | Shenma | Restricted Class A common stock
Subsequent Event [Line Items]
Value of share consideration upon purchase of ownership interest | $		$ 14,300,000
Subsequent Event | Shenma | Restricted Class A common stock | If market capitalization reaches US$200 million
Subsequent Event [Line Items]
Number of shares to be released from lock-up period		33,938,400
Subsequent Event | Shenma | Restricted Class A common stock | If market capitalization reaches US$500 million
Subsequent Event [Line Items]
Number of shares to be released from lock-up period		13,575,300
Subsequent Event | Shenma | Restricted Class A common stock | If market capitalization reaches US$1 billion
Subsequent Event [Line Items]
Number of shares to be released from lock-up period		6,787,800
Subsequent Event | Shenma | ADR | If market capitalization reaches US$200 million
Subsequent Event [Line Items]
Number of shares to be released from lock-up period		113,128
Subsequent Event | Shenma | ADR | If market capitalization reaches US$500 million
Subsequent Event [Line Items]
Number of shares to be released from lock-up period		45,251
Subsequent Event | Shenma | ADR | If market capitalization reaches US$1 billion
Subsequent Event [Line Items]
Number of shares to be released from lock-up period		22,626